Accumulated Other Comprehensive Loss Net Of Noncurrent Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ 70,881	$ 55,161	$ 39,501
Unamortized value of terminated forward starting interest rate swap agreements	2,707	3,116	3,497
Cumulative noncurrent deferred tax assets	$ 73,588	$ 58,277	$ 42,998